Collaborations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Collaborations 1	$ 1,000,000
Collaborations 2	1,500,000
Collaborations 3		17,000,000
Collaborations 4		5,000,000
Collaborations 5		6,000,000
Collaborations 6		6,000,000
Collaborations 7	963,000
Collaborations 8		17,000,000
Collaborations 9	1,500,000
Collaborations 10	20,000,000
Collaborations 11	70.00%	70.00%
Collaborations 12	30.00%	30.00%
Collaborations 13	70.00%	70.00%
Collaborations 14	30.00%	30.00%
Collaborations 15	760,000
Collaborations 16		938,000
Collaborations 17	151,000
Collaborations 18		7,645,000
Collaborations 19	1,228,000
Collaborations 20	30.00%	30.00%
Collaborations 21	910,000
Collaborations 22		5,692,000